UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Coatue Management, LLC

Address:  126 East 56th Street
          New York, New York 10022


13F File Number: 28-06391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Phillipe P. Laffont
Title:  Investment Manager
Phone:  (212) 715-5100


Signature, Place and Date of Signing:

/s/ Phillipe Laffont             New York, N.Y.                  02/13/03
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[  ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[  ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None

                   Form 13F Information Table Entry Total: 33

Form 13F Information Table Value Total: $125,993
                                       (thousands)


List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                       COATUE MANAGEMENT LLC
                                                             31-Dec-02

                                                                             Market Value          Investment  Other  Voting
Investment Description                       Title of Class      Cusip       (x1,000)      Shares  Discretion  Mgrs  Authority
ACTIVISION INC. CMN                          Common             004930202       6,799      466,000   Sole      None    Sole
ARBITRON INC.   CMN                          Common             03875Q108         801       23,900   Sole      None    Sole
BUSINESS OBJECTS, S.A. SPON American         Sponsored ADR      12328X107       5,853      390,200   Sole      None    Sole
CABOT MICROELECTRONICS CORP CMN              Common             12709P103      10,380      219,909   Sole      None    Sole
CDW COMPUTER CENTRES INC  CMN                Common             125129106       3,947       90,000   Sole      None    Sole
CISCO SYSTEMS, INC  CMN                      Common             17275R102       3,275      250,000   Sole      None    Sole
CREE  CMN                                    Common             225447101       2,774      169,669   Sole      None    Sole
DELL COMPUTER CORPORATION                    Common             247025109       5,241      195,991   Sole      None    Sole
EXPEDIA INC  CMN                             Class A            302125109       2,343       35,000   Sole      None    Sole
FALCONSTOR SOFTWARE INC  CMN                 Common             306137100         416      107,095   Sole      None    Sole
FREEMARKETS INC  CMN                         Common             356602102         818      127,076   Sole      None    Sole
HOTELS.COM   CMN CLASS A                     Common             44147T108       1,366       25,000   Sole      None    Sole
KOPIN CORP                                   Common             500600101         678      172,950   Sole      None    Sole
LINEAR TECHNOLOGY CORP. CMN                  Common             535678106       2,701      105,000   Sole      None    Sole
MAXIM INTEGRATED PRODUCTS INC CMN            Common             57772K101       4,172      126,270   Sole      None    Sole
MCDATA CORP  CMN CLASS A                     Class A            580031201       1,840      259,100   Sole      None    Sole
MCSI INC. CMN                                Common             55270M108         860      181,132   Sole      None    Sole
MICROSOFT CORP. CMN                          Common             594918104       6,326      122,360   Sole      None    Sole
NEOFORMA INC CMN                             Common             640475505       7,983      668,052   Sole      None    Sole
NEOWARE SYSTEMS INC CMN                      Common             64065P102       2,988      200,402   Sole      None    Sole
NETWORK ASSOCIATES  CMN                      Common             640938106       9,010      560,000   Sole      None    Sole
NOKIA CORP SPON ADR                          Sponsored ADR      654902204       9,455      610,000   Sole      None    Sole
OMNIVISION TECHNOLOGIES INC CMN              Common             682128103       8,001      589,645   Sole      None    Sole
PEGASUS COMMUNICATIONS CORP  CMN             Class A            705904100          13       10,000   Sole      None    Sole
SAP AKTIENGESELLSCHAFT  (Spon. Adr)          Sponsored ADR      803054204       5,655      290,000   Sole      None    Sole
SCANSOFT INC                                 Common             80603P107       4,100      788,375   Sole      None    Sole
SILICON LABORATIORIES INC CMN                Common             826919102       7,429      389,368   Sole      None    Sole
SONUS NETWORKS INC CMN                       Common             835916107         135      134,510   Sole      None    Sole
SYMANTEC CORP CMN                            Common             871503108       3,605       89,000   Sole      None    Sole
TRENWICK GROUP LTD  CMN                      Common             G9032C109          19       25,900   Sole      None    Sole
WEBEX COMMUNICATIONS INC  CMN                Common             94767L109       3,898      259,850   Sole      None    Sole
WEBSENSE INC. CMN                            Common             947684106       1,742       81,565   Sole      None    Sole
ZIX CORPORATION  CMN                         Common             98974P100       1,372      311,211   Sole      None    Sole
                                                                              125,993    8,074,530




02984.0001 #384641